Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2012
Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable and Accrued Expenses
(7)	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses at December 31, 2010 and 2011 and June 30, 2012 were comprised of the following (dollars in thousands):

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Accounts payable	$1,214	$910	$1,543
Payable to benefit providers and transit agencies	7,908	6,491	17,121
Accrued payables	4,224	5,843	5,288
Accrued compensation and related benefits	6,378	6,926	7,651
Other accrued expenses	987	792	1,726
Deferred revenue	189	453	2,042

Accounts payable and accrued expenses	$20,900	$21,415	$35,371

The increase in payable to benefit providers and transit agencies is due to the TransitChek acquisition.